SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2026 USD ($)	Mar. 31, 2026 USD ($)	Jun. 30, 2025 USD ($)	Mar. 31, 2025 USD ($)	Jun. 30, 2026 USD ($) Segment	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Property, Plant, and Equipment [Line Items]
Accumulated deficit	$ 63,766,354				$ 63,766,354		$ 35,243,122	$ 21,421,001
Net loss	13,876,277	$ 14,646,955	$ 2,237,988	$ 1,570,175	28,523,232	$ 3,808,163	13,822,121	6,074,134
Net cash used in operating activities					$ 5,759,482	570,882	3,483,325	1,590,431
Number of reportable segments | Segment					1
Cash balance	4,923,504				$ 4,923,504		2,477,122	434,613
Cash uninsured amount	4,673,504				4,673,504		2,227,122	184,613
Cash federally insured limit	250,000				250,000		250,000	250,000
Cash equivalents	0				0		0
Reserve for excess or obsolete inventories	20,105				20,105		20,105	20,105
Impairment of long lived assets	0		0		0	0	0	0
Advertising costs	$ 1,074		$ 23,795		$ 2,074	$ 44,387	2,000	8,098
Customers other than customer deposits								$ 54,410
Smaller reporting company description					We may take advantage of certain of the scaled disclosures available to smaller reporting companies and will be permitted to do so for so long as (i) our voting and non-voting common stock held by non-affiliates is less than $250.0 million measured on the last business day of our second fiscal quarter, or (ii) our annual revenue is less than $100.0 million during the most recently completed fiscal year and our voting and non-voting common stock held by non-affiliates is less than $700.0 million measured on the last business day of our second fiscal quarter.
Minimum [Member]
Property, Plant, and Equipment [Line Items]
Property and equipment, estimate useful life	3 years				3 years		3 years
Maximum [Member]
Property, Plant, and Equipment [Line Items]
Property and equipment, estimate useful life	10 years				10 years		10 years